Document and Entity Information	Jul. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 14, 2023
Entity Incorporation, State or Country Code	NJ
Entity File Number	333-18053
Entity Tax Identification Number	22-2426091
Entity Address, Address Line One	213 Washington Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	802-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001038509
Entity Registrant Name	PRUCO LIFE INSURANCE OF NEW JERSEY